FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
22.	FINANCIAL INSTRUMENTS

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates.  The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds due 2014. From a financial perspective these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are Nordea Bank Finland Plc, HSH Nordbank AG, ABN AMRO Bank N.V., BNP Paribas, Bank of Scotland plc, NIBC Bank N.V., Scotiabank Europe Plc, DNB Bank ASA, Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Lloyds TSB Bank Plc, Commerzbank AG, The Royal Bank of Scotland plc, Credit Agricole Corporate and Investment Bank, Danske Bank A/S and Swedbank AB (publ). Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered remote as the counterparties are all banks which have provided the Company with loans to which the swaps relate.

The following table presents the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2011	2010
Designated derivative instruments -Liabilities:
Interest rate swaps	70,071	53,252
Cross currency interest rate swaps	2,012	-

Non-designated derivative instruments -Liabilities:
Interest rate swaps	1,445	-
Cross currency interest rate swaps	97	-
Swaptions	6,245	4,039
	79,870	57,291

(in thousands of $)	2011	2010
Designated derivative instruments -Assets:
Cross currency interest rate swaps	-	1,894
	-	1,894

Interest rate risk management

The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At December 31, 2011, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, which are all hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$394,210 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$175,013 (reducing to $98,269)	April 2006	May 2019	5.65%
$90,837(reducing to $86,612)	September 2007	September 2012	4.85%
$51,902 (remaining at $51,902)	January 2008	January 2012	3.69%
$41,772 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$33,051 (reducing to $32,244)	March 2008	June 2012	1.88%
$49,772 (reducing to $43,394)	April 2011	December 2018	2.13% - 2.80%
$49,597 (reducing to $22,114)	May 2011	January 2019	1.70% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$84,594 (equivalent to NOK500 million)	October 2010	April 2014	5.32%*

*
This swap relates to the NOK500 million unsecured bonds, and the 5.32% fixed interest rate paid is exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

As at December 31, 2011, the total notional principal amount subject to such swap agreements was $1,070.7 million (2010: $1,030.5 million).

Foreign currency risk management
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK500 million	US$84.6 million	October 2010	April 2014

Apart from the NOK500 million senior unsecured bonds due 2014, the majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk.  Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company's cash flows, financial condition and results of operations.

Fair Values

The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2011, and 2010, are as follows:

(in thousands of $)	2011 Carrying value	2011 Fair value	2010 Carrying value	2010 Fair value
Non-derivatives:
Cash and cash equivalents	94,915	94,915	86,967	86,967
Restricted cash	-	-	5,601	5,601
Available for sale securities	23,324	23,324	-	-
Floating rate NOK bonds due 2014	74,583	63,769	78,955	78,955
8.5% US$ Senior Notes due 2013	274,209	264,269	296,074	300,885
3.75% unsecured convertible bonds due 2016	125,000	84,876	-	-
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	-	-	1,894	1,894
Interest rate/ currency swap contracts – long-term payables	79,870	79,870	57,291	57,291

The above long-term payables relating to interest rate swap contracts at December 31, 2011, include $6.2 million which relates to non-designated options to extend certain interest rate swaps (2010: $4.0 million), with the balance relating to designated hedges.

In accordance with the accounting policy relating to interest rate and currency swaps (see Note 2 "Derivatives – Interest rate and currency swaps"), where the Company has designated the swap as a hedge, and to the extent that the hedge is effective, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps and the ineffective portion of swaps designated as hedges are recognized in the consolidated statement of operations.

The above fair values of financial assets and liabilities are measured as follows:

		Fair value measurements using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and cash equivalents	94,915	94,915
Available for sale securities	23,324	23,324
Total assets	118,239	118,239	-	-
Liabilities:
Floating rate NOK bonds due 2014	63,769	63,769
8.5% Senior Notes due 2013	264,269	264,269
3.75% unsecured convertible bonds due 2016	84,876	84,876
Interest rate swap contracts – long-term payables	79,870		79,870
Total liabilities	492,784	412,914	79,870	-

ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value. Available for sale securities are recorded at fair value, being their market value as at December 31, 2011.

The estimated fair values for the 8.5% fixed rate Senior Notes, the floating rate NOK bonds and the 3.75% unsecured convertible bonds are based on the quoted market prices.

The fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR/NIBOR interest rates as at December 31, 2011.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Danske Bank and Nordea. However, the Company believes this risk is remote.

Since the Company was spun-off from Frontline in 2004, Frontline has accounted for a major proportion of our operating revenues. In the year ended December 31, 2011, Frontline accounted for 56% of our operating revenues (2010: 70%, 2009: 72%). There is thus a concentration of revenue risk with Frontline.